Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Summary of cash and cash equivalents

		2017	2016
	Note	US$m	US$m
Cash at bank and in hand		1,035	956
Money market funds and other cash equivalents		9,515	7,245
Balance per Group balance sheet		10,550	8,201
Bank overdrafts repayable on demand (unsecured)	22	(3)	(12)
Balance per Group cash flow statement		10,547	8,189